Property and equipment (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property and equipment of our continuing operations, at cost
Total Property and equipment	$ 797.7	$ 704.7
Less accumulated depreciation	(425.0)	(357.6)
Property and equipment, net	372.7	347.1
Property and equipment (Textuals)
Depreciation expense	91.9	62.4	60.9
Net value of internally developed software	72.9	60.2
Capitalization of internally developed software	34.2
Asset retirement obligation for continuing operations	5.5	5.5
Land and buildings [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	11.2	11.2
Equipment [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	308.8	293.4
Furniture [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	40.6	41.0
Computer software [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	342.5	295.5
Leasehold Improvements [Member]
Property and equipment of our continuing operations, at cost
Total Property and equipment	$ 94.6	$ 63.6